UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-21520
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                       Merit Advisors Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


      11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208
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               (Address of principal executive offices)          (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 773-3863
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                    Date of fiscal year end: October 31, 2004
                                             ----------------

                   Date of reporting period: October 31, 2004
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

Item 1. REPORTS TO STOCKHOLDERS.

         Since the Merit High Yield Fund II had not commenced operations by the close of the reporting period, there is no schedule of investments to be included here.


Item 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   Not applicable.

(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - there were no audit fees billed for the registrant for the fiscal year ended October 31, 2004. The fiscal year ended October 31, 2004 was the initial fiscal year for the registrant.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended October 31, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - There were no tax fees billed to the registrant in the fiscal year ended October 31, 2004.

(d) All Other Fees - The registrant was billed a fee of $1,700 in the fiscal year ended October 31, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant subsequent to contribution of the seed capital used to capitalize the registrant at its inception. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended October 31, 2004.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at a meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

         The Merit High Yield Fund II has not commenced operations.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

         Not applicable.


Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merit Advisors Investment Trust II


By: (Signature and Title)
                             /s/ J. Paul Cunningham
                             ______________________
                             J. Paul Cunningham
                             Trustee, President, and Principal Executive Officer

Date: December 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)
                             /s/ J. Paul Cunningham
                             ______________________
                             J. Paul Cunningham
                             Trustee, President, and Principal Executive Officer Merit Advisors Investment Trust II

Date: December 30, 2004



By: (Signature and Title)
                            /s/ Donald L. Dillingham
                            ________________________
                            Donald L. Dillingham
                            Trustee, Vice President, Treasurer, and Principal Financial Officer Merit Advisors Investment Trust II

Date: December 30, 2004